RELATED PARTY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Details
Salary and Wage, Excluding Cost of Good and Service Sold	$ 1,000	$ 65,000	$ 48,000	$ 51,000